9. RELATED PARTY TRANSACTIONS: Schedule of Related party transactions and balances (Tables)	12 Months Ended
Sep. 30, 2022
Tables/Schedules
Schedule of Related party transactions and balances

		Years ended		Balance due
	Services	September 30, 2022	September 30, 2021	As at September 30, 2022	As at September 30, 2021
Amounts due to:
Jason Weber	Consulting fee andshare-based payment	$ 221,000	$ 192,270	$ Nil	$ Nil
Rob Duncan	Consulting fee and share-based payment	$ 194,250	$ 175,895	$ Nil	$ Nil
Pacific Opportunity Capital Ltd. (a)	Accounting, financing and shareholder communication services	$ 201,500	$ 187,245	$ 379,717(b)	$ 214,731
Mark Brown	Expensesreimbursement	$ 19,250	$ 7,421	$ 5,857	$ Nil
TOTAL:		$ 636,000	$ 562,831	$ 385,574	$ 214,731